Schwab Funds®
211 Main Street
San Francisco, CA 94105
December 20, 2011
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:	Schwab Investments (the “Trust”) (File Nos. 033-37459 and 811-06200)
Dear Sir or Madam:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the prospectuses and Statements of Additional Information, dated December 15, 2011, for the Trust do not differ from those filed in the most recent Post-Effective Amendment No. 96, which was filed electronically on December 14, 2011.

Sincerely,
/s/ Christine Pierangeli
Christine Pierangeli
Corporate Counsel Charles Schwab Investment Management, Inc.